Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregated Revenues
The following tables represent a disaggregation of revenues from contracts with customers for the years ended December 31, 2025, 2024 and 2023 by segment and geographic region:

	December 31, 2025
	North America	Europe	Asia-Pacific	South America	Total
	(In thousands)
Warehouse rent and storage	$807,545	$77,915	$76,879	$8,208	$970,547
Warehouse services(1)	1,084,282	107,944	184,767	5,136	1,382,129
Transportation	90,151	47,277	48,054	2,748	188,230
Total revenues(2)	1,981,978	233,136	309,700	16,092	2,540,906
Lease revenues(3)	55,850	3,034	2,056	—	60,940
Total revenues	$2,037,828	$236,170	$311,756	$16,092	$2,601,846

	December 31, 2024
	North America	Europe	Asia-Pacific	South America	Total
	(In thousands)
Warehouse rent and storage	$840,571	$73,719	$75,037	$8,380	$997,707
Warehouse services(1)	1,120,818	102,731	168,649	5,706	1,397,904
Transportation	108,015	59,122	39,169	2,823	209,129
Total revenues(2)	2,069,404	235,572	282,855	16,909	2,604,740
Lease revenues(3)	54,107	5,320	2,374	—	61,801
Total revenues	$2,123,511	$240,892	$285,229	$16,909	$2,666,541

	December 31, 2023
	North America	Europe	Asia-Pacific	South America	Total
	(In thousands)
Warehouse rent and storage	$889,285	$81,176	$71,438	$7,758	$1,049,657
Warehouse services(1)	1,066,747	100,966	159,229	4,975	1,331,917
Transportation	125,755	76,631	34,718	2,566	239,670
Total revenues(2)	2,081,787	258,773	265,385	15,299	2,621,244
Lease revenues(3)	43,672	5,850	2,563	—	52,085
Total revenues	$2,125,459	$264,623	$267,948	$15,299	$2,673,329
(1)Warehouse segment financial results and related metrics have been recast to include the Company’s former Third-Party Managed reportable segment. The former Third-Party Managed services revenues are now included within Warehouse services revenues. The former Third-Party Managed services cost of operations are now included in within the applicable Warehouse cost of operations categories.
(2)Revenues are within the scope of ASC 606: Revenue From Contracts With Customers. Elements of contracts or arrangements that are in the scope of other standards (e.g., leases) are separated and accounted for under those standards.
(3)Revenues are within the scope of ASC 842: Leases.